Segment Information - Summary of Revenue by Products and Services (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of products and services [Line Items]
Revenue		£ 23,723	£ 24,062	£ 19,012
Before Specific Items [Member]
Disclosure of products and services [Line Items]
Revenue	[1]	23,746	24,082	18,879
Before Specific Items [Member] | ICT and Managed Networks [Member]
Disclosure of products and services [Line Items]
Revenue		5,530	5,927	6,193
Before Specific Items [Member] | Broadband and TV [Member]
Disclosure of products and services [Line Items]
Revenue		4,655	4,477	3,535
Before Specific Items [Member] | Mobile [Member]
Disclosure of products and services [Line Items]
Revenue		6,451	6,358	1,326
Before Specific Items [Member] | Calls, Lines and Connections [Member]
Disclosure of products and services [Line Items]
Revenue		5,126	5,069	5,920
Before Specific Items [Member] | Transit [Member]
Disclosure of products and services [Line Items]
Revenue		265	404	419
Before Specific Items [Member] | Other Products and Services [Member]
Disclosure of products and services [Line Items]
Revenue		£ 1,719	£ 1,847	£ 1,486

[1]	Before specific items.